LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Past due loans
30-89 days Past Due (accruing)	$ 239	$ 951
90+ days Past Due/Nonaccrual	2,024	4,687	5,490
Total	2,263	5,638
Commercial real estate
Past due loans
30-89 days Past Due (accruing)		575
90+ days Past Due/Nonaccrual	572	3,071	2,362
Total	572	3,646
Commercial, financial, and agricultural
Past due loans
30-89 days Past Due (accruing)	4	71
90+ days Past Due/Nonaccrual	811	436	1,111
Total	815	507
Commercial construction
Past due loans
30-89 days Past Due (accruing)	20
90+ days Past Due/Nonaccrual		675
Total	20	675
One to four family residential real estate
Past due loans
30-89 days Past Due (accruing)	201	291
90+ days Past Due/Nonaccrual	611	505	1,997
Total	812	796
Consumer construction
Past due loans
90+ days Past Due/Nonaccrual			20
Consumer
Past due loans
30-89 days Past Due (accruing)	14	14
90+ days Past Due/Nonaccrual	30
Total	$ 44	$ 14